SHARE CAPITAL - Summary of warrants (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Common Share Purchase Warrants
Number of Warrants
Outstanding (in shares)	2,796,197	611,329
Issued (in shares)		2,392,931
Number of other equity instruments exercised or vested in share-based payment arrangement	0	(2,658)
Number of other equity instruments expired in share-based payment arrangement (in shares)		(205,404)
Outstanding (in shares)	2,796,197	2,796,197
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	2,796,197
Weighted average exercise price
Outstanding (in CAD per share) | $ / shares	$ 22.74	$ 49.02
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares		25.46
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	0	20.14
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in CAD per share) | $ / shares		131.86
Outstanding (in CAD per share) | $ / shares	24.03	$ 22.74
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in CAD per share) | $ / shares	$ 24.03
Unit Purchase Warrants
Number of Warrants
Outstanding (in shares)	0	22,862
Issued (in shares)		(22,862)
Outstanding (in shares)	0	0
Weighted average exercise price
Outstanding (in CAD per share) | $ / shares	$ 0	$ 85.50
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares		85.50
Outstanding (in CAD per share) | $ / shares	$ 0	$ 0
Number of common shares (in shares)	1
Number of common share purchase warrants (in shares)	0.5
Number of shares acquired upon exercise of warrant (in shares)	1
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in CAD per share) | $ / shares	$ 123.5